Loan Commitments And Other Related Activities (Contractual Amounts Of Financial Instruments With Off-Balance-Sheet Risk) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Commitments to make loans [Member]
Other Contingencies And Commitments [Line Items]
Fixed Rate	$ 314,705	$ 80,528
Variable Rate	43,979	36,542
Unused lines of credit [Member]
Other Contingencies And Commitments [Line Items]
Fixed Rate	10,678	6,218
Variable Rate	55,684	50,355
Standby letters of credit [Member]
Other Contingencies And Commitments [Line Items]
Fixed Rate	$ 1,415	$ 946